SHAREHOLDER  LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Federal Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The
Fund invests all of its assets in the shares of The U.S. Government Securities Money Market Portfolio (the Portfolio), which has the same investment goal. At present, the Portfolio's policy is to limit its investments to U.S. Treasury bills, notes and bonds, and to repurchase agreements collateralized by such securities. The Fund attempts to maintain a stable net asset value of $1.00 per share.(1)
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report for Franklin Federal Money Fund covers the period ended December 31, 2001. The six months under review were marked by extraordinary events, the likes of which couldn't even be imagined. The U.S. economy limped through 2001, entering the second half of the year in a recession. On June 30, 2001, unemployment stood at 4.5%, up from a low of 3.9% in October 2000. The manufacturing sector continued to contract during the reporting period, and consumer confidence plunged to its lowest level in five years. In response, the Federal Reserve Board (the Fed) aggressively cut its key federal funds target rate, lowering it five times for a total of 200 basis points (2.0%) to end the period at 1.75%.


CONTENTS


Shareholder Letter ....................    1

Performance Summary ...................    2

Financial Highlights &
Statement of Investments ..............    4

Financial Statements ..................    6

Notes to
Financial Statements ..................    9


       FUND CATEGORY

[PYRAMID CHART]


1. There is no assurance that the Fund's $1.00 per share price will be maintained. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 5.

PERFORMANCE SUMMARY
12/31/01
--------------------------------------

Seven-day effective yield*       1.43%

Seven-day annualized yield       1.42%


*The seven-day effective yield assumes the compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 12/31/01. The Fund's average weighted maturity was 27 days. Yield reflects fluctuations in interest rates on portfolio investments, and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the portfolio's effective and annualized yields for the period would have been lower. The fee waiver may be discontin-ued at any time upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.

During the summer months, the economy struggled to gain traction. Corporate profits continued to suffer, which led to job cuts and slower growth in personal income and consumption. Energy prices were stubbornly high, the global economy was slowing, and the U.S. was still dealing with fallout from the negative wealth effect due to a declining stock market. The events of September 11, the ensuing war and anthrax scares definitely worsened an already fragile economy.

In the months following September 11, the employment picture deteriorated and consumer confidence and spending sank. Confirming what many believed, the National Bureau of Economic Research declared we were in a recession that began in March 2001. On this note, gross domestic product (GDP) fell throughout the year, and in the third quarter GDP was an annualized -1.3%.

We continued to invest the portfolio's assets in only U.S. Treasury obligations and repurchase agreements backed by U.S. Treasury securities. Consistent with the Fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we did not invest in derivatives or other potentially volatile securities that we believe involve undue risk. However, reflecting the 200 basis points' decrease in the federal funds target rate over the past six months, the Fund's seven-day effective yield during the reporting period decreased from 3.20% on June 30, 2001, to 1.43% on December 31, 2001.

Although there is still weakness in the economy, we finally began to see some signs of strength at period-end, as fourth quarter 2001 GDP expanded by a surprising 0.2% estimated annualized rate. Housing starts finished the year on a strong note. Interest rates were at multi-year lows, providing the largest mortgage refinancing wave in U.S. history. The past year's monetary policy should continue to benefit the economy, and any fiscal stimulus package should only add to future growth. In addition, without inflationary pressures, interest rates could very well remain at recent levels for most of 2002. We believe there will be a recovery; the questions that remain are when and to what magnitude.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Charles B. Johnson
Charles B. Johnson
Chairman
Franklin Federal Money Fund

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of December 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------
A NOTE ABOUT DUPLICATE MAILINGS

You will receive the Fund's shareholder report every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the report. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/632-2301. At any time you may view current shareholder reports on our website.

FRANKLIN  FEDERAL  MONEY  FUND
Financial Highlights


                                                  SIX MONTHS ENDED                YEAR ENDED JUNE 30,
                                                  DECEMBER 31, 2001    --------------------------------------------------------
                                                  (UNAUDITED)            2001        2000        1999         1998       1997
                                                  -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $1.00            $1.00       $1.00       $1.00        $1.00      $1.00
                                                      --------         --------    --------    --------     --------    --------
Income from net investment operations - net
  investment income ............................        .012             .050        .048        .042         .047       .045
Less distributions from net investment income ..       (.012)           (.050)      (.048)      (.042)       (.047)     (.045)
                                                      --------         --------    --------    --------     --------    --------
Net asset value, end of period .................      $1.00            $1.00       $1.00       $1.00        $1.00      $1.00
                                                      --------         --------    --------    --------     --------    --------
                                                      --------         --------    --------    --------     --------    --------

 Total return(a) ...............................       1.20%            5.08%       4.87%       4.32%        4.85%      4.62%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............   $145,301          $132,916    $147,938    $144,387     $134,621    $121,291
Ratios to average net assets:
  Expenses(b) ..................................        .79%(c)          .79%        .76%        .78%         .82%       .85%
  Expenses excluding waiver and payments by
  affiliate(b) .................................        .80%(c)          .80%        .77%        .78%         .83%       .86%
Net investment income ..........................       2.36%(c)         5.01%       4.74%       4.23%        4.73%      4.54%



(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
(c) Annualized



                       See notes to financial statements.

FRANKLIN  FEDERAL  MONEY  FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001(UNAUDITED)


                                                                                       SHARES       VALUE
---------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 100.1%
The U.S. Government Securities Money Market Portfolio (Note 1)(COST $145,506,185) .  145,506,185  $145,506,185
OTHER ASSETS, LESS LIABILITIES (.1)% ..............................................                   (204,827)
                                                                                                  ------------
NET ASSETS 100.0% .................................................................               $145,301,358
                                                                                                  ============




                       See notes to financial statements.

FRANKLIN  FEDERAL  MONEY  FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)

Assets:
 Investments in securities, at value and cost .................   $145,506,185
 Receivable from capital shares sold ..........................        834,954
                                                                   -----------
     Total assets .............................................    146,341,139
                                                                   -----------
Liabilities:
 Payables:
  Capital shares redeemed .....................................        507,042
  Affiliates ..................................................         63,476
  Shareholders ................................................        448,710
Other liabilities .............................................         20,553
                                                                   -----------
     Total liabilities ........................................      1,039,781
                                                                   -----------
Net assets, at value ..........................................   $145,301,358
                                                                  ============
Shares outstanding ............................................    145,301,358
                                                                  ============
Net asset value per share(a)...................................   $       1.00
                                                                  ============



(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN  FEDERAL  MONEY  FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)

Investment income:
  Dividends ......................................................   $2,070,543
                                                                     ----------
Expenses:
  Administrative fees (Note 3) ...................................      294,024
  Transfer agent fees (Note 3) ...................................      103,425
  Reports to shareholders ........................................       10,798
  Registration and filing fees ...................................       19,957
  Professional fees ..............................................        8,136
  Directors' fees and expenses ...................................        3,567
  Other ..........................................................        5,438
                                                                     ----------
     Total expenses ..............................................      445,345
                                                                     ----------
       Net investment income .....................................    1,625,198
                                                                     ----------
Net increase in net assets resulting from operations .............   $1,625,198
                                                                     ==========



                       See notes to financial statements.

FRANKLIN  FEDERAL  MONEY  FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2001

                                                                 SIX MONTHS            YEAR
                                                                    ENDED              ENDED
                                                               DECEMBER 31, 2001    JUNE 30, 2001
                                                                -------------      -------------
Increase (decrease) in net assets:
 Operations:
Net investment income ......................................    $   1,625,198      $   7,039,196
 Distributions to shareholders from net investment income ..       (1,625,198)        (7,039,196)
 Capital share transactions (Note 2) .......................       12,385,084        (15,021,491)
                                                                -------------      -------------
  Net increase (decrease) in net assets ....................       12,385,084        (15,021,491)
Net assets (there is no undistributed net investment income
at beginning or end of year):
 Beginning of period .......................................      132,916,274        147,937,765
                                                                -------------      -------------
 End of period .............................................    $ 145,301,358      $ 132,916,274
                                                                =============      =============



                       See notes to financial statements.

FRANKLIN  FEDERAL  MONEY  FUND
Notes to the Financial Statements (unaudited)


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income consistent with preservation of capital and liquidity.

The Fund invests substantially all of its assets in The U.S. Government Securities Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a.  SECURITY VALUATION:

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 2001, the Fund owns 65.25% of the Portfolio.

b.  INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c.   SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

d.  ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN  FEDERAL  MONEY  FUND
Notes to the Financial Statements (unaudited)(continued)

2.  CAPITAL STOCK

At December 31, 2001, there were 5 billion shares authorized (no par value). Transactions in the Fund's shares were as follows:

                     SIX MONTHS ENDED   YEAR ENDED
                     DECEMBER 31, 2001  JUNE 30, 2001
                     ---------------------------------
Shares sold .......  $ 117,463,331      $ 562,203,402
Shares issued in
reinvestment of
distributions .....      1,636,495          7,015,248
Shares redeemed ...   (106,714,742)      (584,240,141)
                     -------------      -------------
Net increase
(decrease) ........  $  12,385,084      $ (15,021,491)
                     =============      =============


3.  TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/ Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average net assets of the Fund as follows:

 ANNUALIZED
  FEE RATE      DAILY NET ASSETS
--------------------------------------------------------------------------------
  .455%         First $100 million
  .330%         Over $100 million, up to and including $250 million
  .280%         In excess of $250 million

Distributors received contingent deferred sales charges for the period of $5,105.

The Fund paid transfer agent fees of $103,245, of which $74,288 was paid to Investor Services.

THE  MONEY  MARKET  PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                                      SIX MONTHS
                                                        ENDED
                                                      DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                         2001        ---------------------------------------------------------------
                                                      (UNAUDITED)       2001         2000         1999         1998         1997
                                                     -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............... $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations - net investment
 income ............................................       .017            .059         .056         .051         .055         .053
Less distributions from net investment income ......      (.017)          (.059)       (.056)       (.051)       (.055)       (.053)
                                                     -------------------------------------------------------------------------------
Net asset value, end of period ..................... $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                     ===============================================================================

Total return(a) ....................................       1.67%           6.08%        5.75%        5.18%        5.64%        5.47%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................. $5,491,104      $4,490,919   $4,144,043   $3,672,404   $2,043,629   $1,773,546
Ratios to average net assets:
 Expenses ..........................................        .15%(b)         .15%         .15%         .15%         .15%         .15%
 Expenses excluding waiver and payments by affiliate        .16%(b)         .16%         .16%         .15%         .16%         .16%
 Net investment income .............................       3.28%(b)        5.91%        5.65%        5.04%        5.50%        5.34%








(a) Total return is not annualized for periods less than one year.
(b) Annualized


                       See notes to financial statements.

THE  MONEY  MARKET  PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED)

                                                                                            PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                 AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------------------------
   BANK NOTES .5%
   Bank of America NT & SA, 2.40%, 1/04/02 (COST $25,000,810) .........................   $   25,000,000   $   25,000,810
                                                                                                           --------------
   CERTIFICATES OF DEPOSIT 29.1%
   ABN AMRO Bank NV, Chicago Branch, 1.82%, 4/09/02 ...................................       50,000,000       50,002,706
   Australia & New Zealand Banking Group Ltd., New York Branch, 2.12% - 2.51%,
    1/02/02 - 1/14/02 .................................................................      125,000,000      125,001,138
   Bank of Montreal, Chicago Branch, 1.90% - 3.65%, 2/20/02 - 2/26/02 .................      100,000,000      100,001,451
   Barclays Bank PLC, New York Branch, 4.41% - 4.85%, 3/04/02 - 4/16/02 ...............      150,000,000      149,999,452
   Bayerische Landesbank Girozen, New York Branch, 2.26%, 1/17/02 - 1/18/02 ...........      100,000,000      100,000,456
   Credit Agricole, New York Branch, 2.11% - 2.47%, 1/15/02 - 3/20/02 .................      150,000,000      150,000,401
   Deutsche Bank AG, New York Branch, 2.27% - 5.20%, 1/14/02 - 3/22/02 ................      150,000,000      150,002,367
   Dexia Bank, New York Branch, 2.045% - 4.24%, 1/31/02 - 5/23/02 .....................      150,000,000      150,002,098
   Dresdner Bank AG, New York Branch, 2.02%, 2/12/02 ..................................       50,000,000       50,000,580
   Lloyds Bank PLC, New York Branch, 1.72% - 2.01%, 4/01/02 - 4/30/02 .................      150,000,000      150,004,264
   Rabobank Nederland NV, New York Branch, 1.995% - 5.20%, 1/30/02 - 2/19/02 ..........      125,000,000      125,000,954
   Royal Bank of Canada, New York Branch, 4.025%, 7/02/02 .............................       50,000,000       50,002,429
   Svenska Handelsbanken, New York Branch, 2.00%, 2/21/02 .............................       50,000,000       50,000,704
   Toronto Dominion Bank, New York Branch, 3.615%, 1/22/02 ............................       50,000,000       50,001,731
   UBS AG, Connecticut Branch, 1.75% - 4.01%, 2/22/02 - 7/02/02 .......................      150,000,000      150,111,221
                                                                                                           --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,600,131,952) ................................                     1,600,131,952
                                                                                                           --------------

(a)COMMERCIAL PAPER 47.2%
   Abbey National North America Corp., 1.935% - 3.94%, 1/28/02 - 4/18/02 ..............      150,000,000      149,419,357
   Abbott Laboratories, 1.85%, 1/16/02 - 1/18/02 ......................................       50,000,000       49,958,889
   ABN Amro North American Finance Inc., 1.78% - 3.45%, 2/07/02 - 4/08/02 .............      100,000,000       99,582,903
   Asset Securitization Cooperative Corp., 2.25%, 1/23/02 - 1/25/02 ...................      150,000,000      149,784,375
   Bank of Montreal, 1.725%, 4/25/02 ..................................................       50,000,000       49,726,875
   Canadian Wheat Board, 1.77% - 2.09%, 3/13/02 - 4/10/02 .............................      150,000,000      149,367,925
   Commonwealth Bank of Australia, 1.84% - 2.165%, 1/29/02 - 6/07/02 ..................      100,000,000       99,514,583
   Delaware Funding Corp., 1.87% - 1.90%, 1/14/02 - 1/17/02 ...........................       70,234,000       70,181,159
   Forrestal Funding Master Trust, 1.88% - 1.90%, 1/22/02 - 1/31/02 ...................      128,313,000      128,149,893
   General Electric Capital Corp., 2.03% - 3.86%, 2/01/02 - 3/25/02 ...................      150,000,000      149,383,521
   Goldman Sachs Group Inc., 2.50%, 1/03/02 - 1/07/02 .................................      150,000,000      149,961,805
   Halifax PLC, 1.98% - 3.345%, 2/08/02 - 4/26/02 .....................................      150,000,000      149,266,264
   ING America Insurance Holdings, 1.88% - 2.00%, 3/12/02 - 3/26/02 ...................       50,000,000       49,791,944
   Internationale Ned. U.S. Funding, 3.375%, 2/14/02 ..................................       50,000,000       49,793,750
   Morgan Stanley Dean Witter & Co. Inc., 2.35%, 1/08/02 - 1/10/02 ....................      150,000,000      149,921,667
   National Australia Funding, 1.86%, 1/02/02 - 1/03/02 ...............................       50,000,000       49,996,125
   Nestle Capital Corp., 1.99% - 2.23%, 3/27/02 - 4/19/02 .............................      150,000,000      149,135,264
   Procter & Gamble Co., 1.89% - 2.00%, 2/27/02 - 3/07/02 .............................      150,000,000      149,517,569
   Province of British Columbia, 1.83%, 6/05/02 .......................................       22,200,000       22,025,083
   Rabobank Nederland NV, 3.36%, 2/25/02 ..............................................       25,000,000       24,871,667
   Royal Bank of Canada, 1.98% - 3.75%, 2/04/02 - 3/15/02 .............................      105,000,000      104,608,597
   Salomon Smith Barney Inc., 1.65%, 1/02/02 ..........................................      150,000,000      149,993,125
   SBC Communications Inc., 2.00%, 2/13/02 ............................................       50,000,000       49,880,555
   Societe Generale of North America Inc., 1.82%, 3/05/02 - 3/08/02 ...................      150,000,000      149,512,139

THE  MONEY  MARKET  PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001(UNAUDITED) (CONT.)

                                                                                            PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                 AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
   Svenska Handelsbanken Inc., 3.36%, 2/25/02 ................................            $   25,000,000   $   24,871,667
   Westpac Capital Corp., 2.07% - 2.43%, 2/05/02 - 3/26/02 ...................                75,000,000       74,757,625
                                                                                                           --------------
   TOTAL COMMERCIAL PAPER (COST $2,592,974,326) ..............................                              2,592,974,326
                                                                                                           --------------

   U.S. GOVERNMENT AGENCY SECURITIES 11.7%
   Fannie Mae, 1.68% - 1.85%, 4/02/02 - 6/06/02 ..............................               448,043,000      445,693,594
   Federal Home Loan Mortgage Corp., 1.71% - 3.55%, 3/11/02 - 6/19/02 ........               200,000,000      198,342,889
                                                                                                           --------------
   TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $644,036,483) ...............                                644,036,483
                                                                                                           --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,862,143,571) ......                              4,862,143,571
                                                                                                           --------------

(b)REPURCHASE AGREEMENTS 11.1%
   Barclays Capital Inc., 1.55%, 1/02/02 (Maturity Value $119,705,307) .......               119,695,000      119,695,000
    Collateralized by U.S. Treasury Notes
   Deutsche Banc Alex Brown Inc., 1.35%, 1/02/02 (Maturity Value $119,703,977)               119,695,000      119,695,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 1.50%, 1/02/02 (Maturity Value $119,704,975) ...               119,695,000      119,695,000
    Collateralized by U.S. Treasury Notes
   UBS Warburg LLC, 1.70%, 1/02/02 (Maturity Value $250,023,611) .............               250,000,000      250,000,000
    Collateralized by U.S. Government Agency Coupons
                                                                                                           --------------
   TOTAL REPURCHASE AGREEMENTS (COST $609,085,000) ...........................                                609,085,000
                                                                                                           --------------
   TOTAL INVESTMENTS (COST $5,471,228,571) 99.6% .............................                              5,471,228,571
   OTHER ASSETS, LESS LIABILITIES .4% ........................................                                 19,875,565
                                                                                                           --------------
   NET ASSETS 100.0% .........................................................                             $5,491,104,136
                                                                                                           ==============






(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
(b) See note 1(b) regarding repurchase agreements.


                       See notes to financial statements.

THE  MONEY  MARKET  PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                       SIX MONTHS
                                                         ENDED
                                                      DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                          2001       ---------------------------------------------------------------
                                                      (UNAUDITED)       2001         2000         1999         1998         1997
                                                     -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............... $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations - net investment
 income ............................................       .015            .056         .054         .049         .054         .052
Less distributions from net investment income ......      (.015)          (.056)       (.054)       (.049)       (.054)       (.052)
                                                     -------------------------------------------------------------------------------
Net asset value, end of period ..................... $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                     ===============================================================================

Total return(a) ....................................       1.52%           5.75%        5.48%        4.97%        5.53%        5.34%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................. $  222,995      $  186,718   $  221,993   $  258,458   $  263,226   $  285,629
Ratios to average net assets:
 Expenses ..........................................        .15%(b)         .15%         .15%         .15%         .15%         .15%
 Expenses excluding waiver and payments by affiliate        .16%(b)         .16%         .16%         .15%         .16%         .16%
 Net investment income .............................       2.98%(b)        5.63%        5.36%        4.84%        5.40%        5.20%








(a) Total return is not annualized for periods less than one year.
(b) Annualized


                       See notes to financial statements.

THE  MONEY  MARKET  PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001(UNAUDITED)

                                                                                                PRINCIPAL
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                          AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 35.9%
   U.S. Treasury Bill, 2/14/02 .............................................................   $ 10,000,000   $  9,977,817
   U.S. Treasury Bill, 2/28/02 .............................................................     10,000,000      9,948,122
   U.S. Treasury Bill, 3/07/02 .............................................................     10,000,000      9,968,944
   U.S. Treasury Bill, 3/21/02 .............................................................     10,000,000      9,963,133
   U.S. Treasury Note, 6.25%, 1/31/02 ......................................................     20,000,000     20,038,367
   U.S. Treasury Note, 6.375%, 4/30/02 .....................................................      5,000,000      5,044,027
   U.S. Treasury Note, 6.625%, 4/30/02 .....................................................     10,000,000     10,106,327
   U.S. Treasury Note, 6.625%, 5/31/02 .....................................................      5,000,000      5,053,611
                                                                                                              ------------
   TOTAL GOVERNMENT SECURITIES (COST $80,100,348) ..........................................                    80,100,348
                                                                                                              ------------
(a)REPURCHASE AGREEMENTS 63.8%
   ABN AMRO Inc., 1.50%, 1/02/02 (Maturity Value $9,000,750) ...............................      9,000,000      9,000,000
    Collateralized by U.S. Treasury Bill
   Barclays Capital Inc., 1.55%, 1/02/02 (Maturity Value $29,402,532) ......................     29,400,000     29,400,000
    Collateralized by U.S. Treasury Notes
   Bear, Stearns & Co. Inc., 1.65%, 1/02/02 (Maturity Value $9,000,825) ....................      9,000,000      9,000,000
    Collateralized by U.S. Treasury Notes
   BMO Nesbitt Burns Corp., 1.65%, 1/02/02 (Maturity Value $9,000,825) .....................      9,000,000      9,000,000
    Collateralized by U.S. Treasury Notes
   Deutsche Banc Alex. Brown Inc., 1.35%, 1/02/02 (Maturity Value $29,402,205) .............     29,400,000     29,400,000
    Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Wasserstein Securities LLC, 1.55%, 1/02/02 (Maturity Value $9,000,775)      9,000,000      9,000,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 1.50%, 1/02/02 (Maturity Value $29,402,450) ..................     29,400,000     29,400,000
    Collateralized by U.S. Treasury Notes
   SG Cowen Securities Corp., 1.55%, 1/02/02 (Maturity Value $9,000,775) ...................      9,000,000      9,000,000
    Collateralized by U.S. Treasury Notes
   UBS Warburg LLC., 1.65%, 1/02/02 (Maturity Value $9,000,825) ............................      9,000,000      9,000,000
    Collateralized by U.S. Treasury Bond
                                                                                                              ------------
   TOTAL REPURCHASE AGREEMENTS (COST $142,200,000) .........................................                   142,200,000
                                                                                                              ------------
   TOTAL INVESTMENTS (COST $222,300,348) 99.7% .............................................                   222,300,348
   OTHER ASSETS, LESS LIABILITIES .3% ......................................................                       694,203
                                                                                                              ------------
   NET ASSETS 100.0% .......................................................................                  $222,994,551
                                                                                                              ============








(a) See note 1(b) regarding repurchase agreements.


                       See notes to financial statements.

THE  MONEY  MARKET  PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)

                                                                     The U.S.
                                                                    Government
                                                      The           Securities
                                                  Money Market     Money Market
                                                   Portfolio        Portfolio
                                                 -------------------------------
Assets:
 Investments in securities, at value and cost    $4,862,143,571   $   80,100,348
 Repurchase agreements, at value and cost ....      609,085,000      142,200,000
 Cash ........................................            2,354              891
 Interest receivable .........................       20,547,620          726,259
                                                 -------------------------------
        Total assets .........................    5,491,778,545      223,027,498
                                                 -------------------------------
Liabilities:
 Payables:
  Affiliates .................................          611,146           25,049
  Professional fees ..........................           24,386            5,179
 Other liabilities ...........................           38,877            2,719
                                                 -------------------------------
        Total liabilities ....................          674,409           32,947
                                                 -------------------------------
Net assets, at value .........................   $5,491,104,136   $  222,994,551
                                                 ===============================
Shares outstanding ...........................    5,491,104,136      222,994,551
                                                 ===============================
Net asset value per share ....................   $         1.00   $         1.00
                                                 ===============================










                       See notes to financial statements.

THE  MONEY  MARKET  PORTFOLIOS
Financial Statements(continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                      The U.S.
                                                                     Government
                                                          The        Securities
                                                      Money Market  Money Market
                                                       Portfolio     Portfolio
                                                      --------------------------
Investment income:
 Interest ..........................................  $80,815,759   $3,080,922
                                                      --------------------------
Expenses:
 Management fees (Note 3) ..........................    3,551,889      148,468
 Transfer agent fees (Note 3) ......................       92,142        3,113
 Custodian fees ....................................       20,830          963
 Reports to shareholders ...........................        5,222          376
 Professional fees .................................       18,187        8,711
 Trustees' fees and expenses .......................        5,639          245
 Other .............................................       22,803        1,821
                                                      --------------------------
       Total expenses ..............................    3,716,712      163,697
       Expenses waived/paid by affiliate (Note 3) ..     (161,734)     (14,866)
                                                      --------------------------
        Net expenses ...............................    3,554,978      148,831
                                                      --------------------------
         Net investment income .....................   77,260,781    2,932,091
                                                      --------------------------
Net realized gain from investments .................       83,083           --
                                                      --------------------------
Net increase in net assets resulting from operations  $77,343,864   $2,932,091
                                                      ==========================








                       See notes to financial statements.

THE  MONEY  MARKET  PORTFOLIOS
Financial Statements(continued)

STATEMENTS OF CHANGES IN NET ASSETS FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED) AND THE YEAR ENDED JUNE 30, 2001

                                                                                                    The U.S. Government Securities
                                                             The Money Market Portfolio                 Money Market Portfolio
                                                       -----------------------------------------------------------------------------
                                                          Six Months               Year               Six Months          Year
                                                             Ended                 Ended                 Ended            Ended
                                                       December 31, 2001       June 30, 2001      December 31, 2001   June 30, 2001
                                                       -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................   $    77,260,781       $   240,810,924       $    2,932,091    $   11,219,781
  Net realized gain (loss) from investments ........            83,083                (5,085)                  --                --
                                                       -----------------------------------------------------------------------------
       Net increase in net assets resulting
        from operations ............................        77,343,864           240,805,839            2,932,091        11,219,781
 Distributions to shareholders from net
  investment income ................................       (77,343,864)(a)      (240,805,839)(b)       (2,932,091)      (11,219,781)
 Capital share transactions (Note 2) ...............     1,000,184,909           376,876,187           36,276,422       (35,274,816)
                                                       -----------------------------------------------------------------------------
       Net increase (decrease) in net assets .......     1,000,184,909           376,876,187           36,276,422       (35,274,816)
Net assets (there is no undistributed net investment
 income at beginning or end of period):
  Beginning of period ..............................     4,490,919,227         4,114,043,040          186,718,129       221,992,945
                                                       -----------------------------------------------------------------------------
  End of period ....................................   $ 5,491,104,136       $ 4,490,919,227       $  222,994,551    $  186,718,129
                                                       =============================================================================








(a) Distributions were increased by a net realized gain from investments of $83,083.
(b) Distributions were decreased by a net realized loss from investments of $5,085.


                       See notes to financial statements.

THE  MONEY  MARKET  PORTFOLIOS
Notes to Financial Statements (unaudited)


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a.  SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b.  REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2001, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c.  INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d.  SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e.  ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE  MONEY  MARKET  PORTFOLIOS
Notes to Financial Statements (unaudited)(continued)


2.  SHARES OF BENEFICIAL INTEREST

At December 31, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                            The
                                                        The           U.S. Government
                                                    Money Market      Securities Money
                                                     Portfolio       Market  Portfolio
                                                  ------------------------------------
Six months ended December 31, 2001
 Shares sold ..................................   $  4,677,344,481    $    155,247,423
 Shares issued in reinvestment of distributions         77,344,814           2,932,300
 Shares redeemed ..............................     (3,754,504,386)       (121,903,301)
                                                  ------------------------------------
        Net increase ..........................   $  1,000,184,909    $     36,276,422
                                                  ====================================
Year ended June 30, 2001
 Shares sold ..................................   $ 24,764,437,164    $    619,229,326
 Shares issued in reinvestment of distributions        241,376,023          11,219,610
 Shares redeemed ..............................    (24,628,937,000)       (665,723,752)
                                                  ------------------------------------
        Net increase (decrease) ...............   $    376,876,187    $    (35,274,816)
                                                  ====================================

3.  TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/ Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.

At December 31, 2001, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                       Percentage of
                                                                         Shares      Outstanding Shares
                                                                      ---------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ............   2,899,308,488        52.80%
Franklin Money Fund ...............................................   2,329,214,830        42.42%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .......     176,157,641         3.21%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund      86,423,177         1.57%

THE  MONEY  MARKET  PORTFOLIOS
Notes to Financial Statements (unaudited)(continued)


3.  TRANSACTIONS WITH AFFILIATES (cont.)

At December 31, 2001, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                              Percentage of
                                                                                                Shares      Outstanding Shares
Institutional Fiduciary Trust - Franklin U.S. Government Securities Money Market
  Portfolio ..............................................................................    77,488,366          34.75%
Franklin Federal Money Fund ..............................................................   145,506,185          65.25%

4.  INCOME TAXES

At June 30, 2001, The Money Market Portfolio had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2008..................................... $  8,692
         2009.....................................    9,285
                                                   --------
                                                   $ 17,977
                                                   ========

At June 30, 2001, The Money Market Portfolio had deferred capital losses occurring subsequent to October 31, 2000 of $5,085. For tax purposes, such losses will be reflected in the year ending June 30, 2002.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.